10. Share-Based Compensation (Details - Employee option activity) - Employee Stock Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Options outstanding, beginning balance	1,780,369	1,193,712
Options granted	100,000	700,000
Options expired	(110,929)	(113,343)
Options outstanding, ending balance	1,769,440	1,780,369
Options vested or expected to vest	1,744,440
Options exercisable	1,152,173	731,895
Weighted-average exercise price outstanding, beginning balance	$ 3.99	$ 4.43
Weighted-average exercise price, granted	3.05	3.34
Weighted-average exercise price, expired	5.73	4.61
Weighted-average exercise price, ending balance	3.83	3.99
Weighted-average exercise price, vested or expected to vest	3.85
Weighted-average exercise price, exercisable	$ 4.11	$ 4.84
Weighted-average remaining life outstanding	8 years 2 months 1 day	8 years 6 months 10 days
Weighted-average remaining life, vested or expected to vest	8 years 1 month 27 days
Weighted-average remaining life, exercisable	7 years 11 months 1 day	7 years 5 months 9 days
Aggregate intrinsic value, outstanding beginning balance	$ 5,273	$ 526,073
Aggregate intrinsic value, outstanding ending balance	0	5,273
Aggregate intrinsic value, exercisable	$ 0	$ 5,273